Note 12 - Debt - Schedule of Long-term Debt (Details) - Senior Secured Credit Facility [Member] - Revolving Operating Credit Facility [Member] - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Credit facility		$ 25,464
Available for use	$ 350,000	$ 324,536